Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Transportation Portfolio - Select Transportation Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	34.01%
Annual Return 2015	(18.51%)
Annual Return 2016	25.90%
Annual Return 2017	22.20%
Annual Return 2018	(10.93%)
Annual Return 2019	18.39%
Annual Return 2020	12.36%
Annual Return 2021	27.73%
Annual Return 2022	(10.16%)
Annual Return 2023	19.24%